Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Goodwill
Goodwill	$ 81,674	$ 74,419
Goodwill arising from acquisitions during the year		5,905
Exchange differences	(1,537)	1,350
Impairment of goodwill	(80,137)
Goodwill		81,674
Marketing solutions
Goodwill
Goodwill	53,024	53,024
Impairment of goodwill	(53,024)
Goodwill		53,024
Enterprise solutions
Goodwill
Goodwill	28,650	21,395
Goodwill arising from acquisitions during the year		5,905
Exchange differences	(1,537)	1,350
Impairment of goodwill	$ (27,113)
Goodwill		$ 28,650